SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSET AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Share issue costs	$ 29,000	$ 8,000
Property and equipment	164,000	164,000
Intangible asset	157,000	157,000
Non-capital losses	5,636,000	5,301,000
Total	5,986,000	5,630,000
Unrecognized deferred tax assets	(5,986,000)	(5,630,000)
Deferred income tax asset (liability)